PIMCO Total Return Portfolio Expense Example - PIMCO Total Return Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	333
Expense Example, with Redemption, 10 Years	748
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	1,047
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	415
Expense Example, with Redemption, 10 Years	$ 928